Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Redeemable Convertible Preferred Stock
9. Redeemable Convertible Preferred Stock
The Company has 41,785,202 shares of $
.0001
par value redeemable convertible preferred stock authorized, of which 4,000,000 shares are designated as Series A-1 redeemable convertible preferred stock (“Series A-1”),
4,427,072 shares are designated as Series A-2 redeemable convertible preferred stock (“Series A-2”), 7,341,485 shares are designated as Series B redeemable convertible preferred stock (“Series B”), and 8,016,645 shares are designated as Series C redeemable convertible preferred stock (“Series C”), and 18,000,000 shares are designated as Series D redeemable convertible preferred stock (“Series D”).
The amount of accumulated, but undeclared stock dividends on Series D Shares at June 30, 2022 is $5,785 and the cumulative redemption value adjustment recorded since issuance amounted to $61,542.

8.	Redeemable Convertible Preferred Stock
The Company has 41,785,202 shares of $.0001 par value redeemable convertible preferred stock authorized, of which 4,000,000 shares are designated as Series
A-1
redeemable convertible preferred stock (“Series
A-1”),

4,427,072 shares are designated as Series
A-2
redeemable convertible preferred stock (“Series
A-2”),
7,341,485 shares are designated as Series B redeemable convertible preferred stock (“Series B”), 8,016,645 shares are designated as Series C redeemable convertible preferred stock (“Series C”), and 18,000,000 shares are designated as Series D redeemable convertible preferred stock (“Series D”). In May 2021, the Company issued 13,053,508 shares of Series D at a purchase price of $8.426854 per share in the initial closing for net proceeds of $109,681, after deducting issuance costs of $319.
Terms of Redeemable Convertible Preferred Stock
: The Series
A-1,
Series
A-2,
Series B, Series C, and Series D redeemable convertible preferred stock (collectively the “Series Preferred”) have the following rights and preferences:
Voting:
The holders of Series Preferred have full voting rights and powers equal to the rights and powers of holders of shares of common stock, with respect to any matters upon which holders of shares of common stock have the right to vote. Holders of Series Preferred are entitled to the number of votes equal to the number of whole shares of common stock into which such share of Series Preferred could be converted at the record date for determination of the stockholders entitled to vote on such matters. Holders of record of the shares of common stock and preferred stock, voting together as a single class, are entitled to elect the directors of the Company.
Dividends:
Prior to and in preference of any dividends declared for common stock of the Company, the Board of Directors may elect to declare dividends on each share of Series Preferred Stock.
Cumulative dividends accrue on Series D at an annual rate of 10% and are paid annually in additional shares of Series D at the Series D purchase price. If not previously paid for, any partial period will convert or be paid, as applicable, in additional shares of Series D at the Series D purchase price upon a liquidation, dissolution, liquidation event, sale, winding up, redemption, conversion, SPAC merger, or initial public offering of the Common Stock. For any other dividends or distributions, participation with Common Stock on an as-converted
basis. In accordance with the terms of the Series D issuance, the accrued stock dividends are automatically declared at the end of each fiscal year. Accordingly, a 2021 stock dividend of 790,350 Series D shares in the amount of $6,660 was declared on December 31, 2021.
Liquidation preference:
In the event of any liquidation, dissolution or
winding-up
of the Company, each holder of a share of the Series D then outstanding is entitled to be paid out of the assets of the Company available for distribution before any payment shall be made to the holders of Series C, Series B, Series
A-2,
or Series
A-1
and common stock an amount equal to 150% of the original purchase price per share ($8.426854), plus any dividends declared, but unpaid thereon. From the remaining assets, Series C then outstanding is entitled to be paid out of the assets of the Company available for distribution before any payment shall be made to the holders of Series B, Series
A-2
and Series
A-1
and common stock an amount equal to $8.5073 per share, plus any dividends declared, but unpaid thereon. From the remaining assets, Series B, Series
A-2,
and Series
A-1
then outstanding is entitled to be paid out of the assets of the Company available for distribution before any payment shall be made to the holders of common stock an amount equal to $5.7699, $1.995 and $1.00 per share, respectively, plus any dividends declared, but unpaid thereon. Any remaining assets are to be distributed among the holders of the shares of Preferred Stock and common stock on a pro-rata
basis.
Conversion:
Each share of Series Preferred is convertible at the option of the holder at any time after issuance into the number of fully paid and non-assessable
shares of common stock as determined by dividing the original issue price of each series of preferred stock by the conversion price of each series in effect at time of the conversion. The initial conversion price is the respective original issue price, subject to adjustment in accordance with the antidilution provisions of each series. The conversion prices of the Series
A-1,
Series
A-2,
Series B,

Series C and Series D redeemable convertible preferred stock is $1.00, $1.995, $5.7699, $8.5073, and $8.426854 respectively. Each Series Preferred will automatically be converted into one share of common stock at the then effective conversion rate in the event of either (i) a qualified initial public offering that results in minimum gross proceeds to the Company of $75 million and a price of at least $12.64035 per share, (ii) a merger, combination or transaction with a special purpose acquisition company resulting in $75 million of gross proceeds to the Company, or (iii) when voted upon by a majority of the then outstanding shares of the Preferred Stock. Any Series D accrued dividends shall automatically be converted into shares of common stock, at the then effective conversion rate, provided that each share of Series D shall be multiplied by 150% when calculating the number of shares of common stock to be received upon conversion. As of December 31, 2021, none of the outstanding shares of Series Preferred were converted into common stock.
Redemption:
The Series D preferred stock shall be redeemable at the option of the holders of a majority of the outstanding Series D commencing any time after the three-year anniversary of the closing date at a price equal to 150% of the aggregate of the original purchase price plus all accrued and declared, but unpaid dividends. Upon a redemption request, all Series D shares shall be redeemed except for any Series D holders who affirmatively opt-out.
This redemption feature is not solely within the control of the Company. The Series D shares are not currently redeemable, but it is probable that the Series D shares will become redeemable in the future and therefore the Company has elected an accounting policy to subsequently measure the preferred stock at current redemption value. The redemption value adjustment reduces additional paid-in
capital until the balance reaches zero, at which point, any remaining adjustment increases the accumulated deficit. All accumulated dividends were issued as of December 31, 2021 and the redemption value adjustment amounted to $58,649.
The holders of the other series of preferred shares do not have the option to demand redemption except in the case of a liquidation or deemed liquidation event, nor does the Company have the right to call the shares. Any shares of preferred shares that are redeemed by the Company shall be automatically cancelled and retired and shall not be reissued, sold or transferred.